PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property And Equpment, Net

	December 31,
	2019	2020
Cost:
Computers, manufacturing, peripheral equipment	$120,796	$125,097
Office furniture and equipment	1,925	1,959
Leasehold improvements	1,716	1,564

	124,437	128,620
Accumulated depreciation:
Computers, manufacturing, peripheral equipment	86,892	94,294
Office furniture and equipment	1,577	1,500
Leasehold improvements	1,103	1,078

	89,572	96,872

Depreciated cost	$34,865	$31,748